BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2024
Youlife International Holdings Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation for the 2024 acquisition:

	Ankang Jiren Human Resources Service Co., Ltd.	Hetian Tiankun Landing Human Resources Service Co., Ltd.	Shangluo Hesheng Human Resources Co., Ltd.	2024 Acquisitions
	2024	2024	2024	2024
	RMB	RMB	RMB	RMB
Purchase consideration	3,048	3,107	6,419	12,574
Less:
Cash	257	615	2,068	2,940
Accounts receivable	2,149	1,510	2,187	5,846
Prepayments and other current assets	11,530	670	8,039	20,239
Property and equipment, net	-	-	3	3
Accounts payable	(2,588)	10	(2,789)	(5,367)
Other liabilities	(8,300)	302	(3,089)	(11,087)
Goodwill	-	-	-	-